Employees Salary and Related Costs	12 Months Ended
Dec. 31, 2023
Employees Salary and Related Costs [Abstract]
EMPLOYEES SALARY AND RELATED COSTS
18	EMPLOYEES SALARY AND RELATED COSTS

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Director fees	—	—	212,633	47,510
Director salaries	378,000	427,875	556,692	124,387
Admin salaries	1,299,412	1,837,873	2,261,769	505,367
Technical staff salaries	213,130	2,462,096	3,036,224	678,410
Total	1,890,542	4,727,844	6,067,318	1,355,674

	As of December 31, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	RM	Convenience Translation USD
Director related expenses	149,742	181,116	281,941	62,997
Admin related expenses	390,268	786,795	1,250,196	279,342
Technical staff related expenses	1,954,406	1,182,943	1,449,449	323,863
Total	2,494,416	2,150,854	2,981,586	666,202